Transactions with Related Parties - Summary of Compensation to Directors and Other Members of Key Management (Details) - Related Parties - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Employee benefits	₸ (212,536)	₸ (104,522)	₸ (86,326)
Share-based compensation	(15,476)	(16,963)	(20,859)
Transactions with Related Parties
Disclosure of transactions between related parties [line items]
Employee benefits	(593)	(438)	(535)
Share-based compensation	₸ (61)	₸ (1,816)	₸ (4,815)